CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2011	Dec. 31, 2010
Assets:
Land	$ 1,985,000	$ 1,985,000
Buildings, furnishings and improvements	18,560,518	18,560,518
Less - accumulated depreciation	(3,190,076)	(2,943,492)
Total Real Estate Assets	17,355,442	17,602,026
Investment in Sentinel Omaha, LLC, net of reserve for fair value of $8,192,961 and $4,109,076 at June 30, 2011 and December 31, 2010, respectively	0	0
Investments	17,355,442	17,602,026
Cash and cash equivalents	278,443	12,932,100
Cash in Escrow	500,000	0
Other	188,873	68,629
Total assets	18,322,758	30,602,755
Liabilities:
Mortgage note and unsecured loan payable	20,069,570	32,000,000
Accounts payable and accrued expenses	234,867	159,366
Tenant security deposits	106,829	106,830
Total liabilities	20,411,266	32,266,196
Limited partner - 7,753 units	(2,069,803)	(1,644,791)
General partner - 1 unit	(18,705)	(18,650)
Total partners' deficit	(2,088,508)	(1,663,441)
Total liabilities and partners' deficit	$ 18,322,758	$ 30,602,755